Inventories - Additional Information (Detail) - CAD ($) $ in Millions		12 Months Ended
	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of inventories [line items]
Cost of inventories recognized as expense during period		$ 9,996	$ 14,285	$ 15,664
Realized inventory write-down	$ 547
Crude Oil Blend, Condensate and Refined Product Inventory [Member]
Disclosure of inventories [line items]
Inventory write-downs	$ 588
Reversed inventory write downs		39
Refined Product Inventory [Member]
Disclosure of inventories [line items]
Inventory write-downs		$ 6	$ 25